Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Warrant Liability
Disclosure of Fair Value Measurement of Assets

Financial assets and liabilities as at December 31, 2020 and December 31, 2019 are presented below.

December 31, 2020	Financial assets at amortized cost	Financial liabilities at amortized cost	Total
	$	$	$
Cash and cash equivalents (note 6)	24,271	—	24,271
Trade and other receivables (note 7)	1,681	—	1,681
Restricted cash equivalents (note 10)	338	—	338
Payables and accrued liabilities (note 15)	—	2,176	2,176
Lease liability (note 17)	—	184	184
	26,290	2,360	23,930

December 31, 2019	Financial assets at amortized cost	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Total
	$	$	$	$
Cash and cash equivalents (note 6)	7,838	—	—	7,838
Trade and other receivables (note 7)	404	—	—	404
Restricted cash equivalents (note 10)	364	—	—	364
Payables and accrued liabilities (note 15)	—	—	2,148	2,148
Lease liability (note 17)	—	—	903	903
Warrant liability (note 18)	—	2,255	—	2,255
	8,606	2,255	3,051	3,300